Stock Option Plans - Schedule of Stock Option Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, Beginning balance	15,290,486	15,290,486	17,933,091
Options Exercisable, Beginning balance	15,290,486	14,524,861	16,602,622
Options, Canceled	(15,290,486)
Options, Granted	27,756,821
Options, Exercised
Options, Forfeited			(2,642,605)
Options Outstanding, Ending balance	27,756,821	15,290,486	15,290,486
Options Exercisable, Ending balance	21,373,845	15,290,486	14,524,861
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.07	$ 0.07	$ 0.07
Weighted Average Exercise Price, Beginning balance	$ 0.07	$ 0.07	$ 0.07
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited			$ 0.07
Weighted Average Exercise Price, Outstanding, Ending balane	$ 0.51	$ 0.07	$ 0.07
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.47	$ 0.07	$ 0.07
Weighted Average Remaining Contractual Terms (Years), Outstanding, Beginning	3 years 10 months 21 days	3 years 10 months 21 days	4 years 2 months 1 day
Weighted Average Remaining Contractual Terms (Years), Exercisable, Beginning	3 years 10 months 21 days	3 years 9 months	4 years 18 days
Weighted Average Remaining Contractual Terms (Years), Outstanding, Ending	8 years 6 months 7 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Ending	6 years 3 months 22 days
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 305,810	$ 358,662
Aggregate Intrinsic Value, Outstanding Ending balance	2,710,564	305,810	358,662
Aggregate Intrinsic Value, Exercisable Beginning balance	305,810	332,052
Aggregate Intrinsic Value, Exercisable Ending balance	$ 2,710,564	$ 305,810	$ 332,052